Debt (Long-term Debt) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount			$ (6.6)
Total long-term debt	$ 1,384.4		1,012.9
Total long-term debt at subsidiary				$ 1,012.5
Less: current portion	(0.2)		(0.2)	(0.2)
Long-term debt, net of current portion	1,384.2		1,012.7	1,012.3
Deferred Finance Costs Net Including Acquisition Adjustments	(9.6)		(6.6)
Debt Instrument, Unamortized Discount (Premium), Net	$ (2.5)		(2.1)	(2.2)
Current portion - long-term debt			0.2
Long-Term Debt, Maturity, Year Two			0.2
Long-Term Debt, Maturity, Year Three			140.2
Long-Term Debt, Maturity, Year Four			92.7
Long-Term Debt, Maturity, Year Five			0.2
Long-Term Debt, Maturity, after Year Five			788.1
Total Maturities Before Unamortized Adjustments			1,021.6
Unamortized Deferred Financing Costs, Consolidated			(2.1)
Long Term Debt Maturities Repayments Of Principal, Total			$ 1,012.9
3.95% First Mortgage Bonds Due 2049
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	3.95%		3.95%
Long-term Debt, Gross	$ 425.0		$ 425.0	425.0
3.20% First Mortgage Bonds Due 2040
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	3.20%		3.20%
Long-term Debt, Gross	$ 140.0		$ 140.0	140.0
5.70% First Mortgage Bonds Due 2033
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	5.70%		5.70%
Long-term Debt, Gross	$ 107.5		$ 107.5	107.5
5.19% First Mortgage Bonds Due 2033
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	5.19%		5.19%
Long-term Debt, Gross	$ 100.0		$ 100.0	100.0
4.55% First Mortgage Bonds Due 2030
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	4.55%	4.55%
Long-term Debt, Gross	$ 375.0	$ 375.0	$ 0.0
5.49% First Mortgage Bonds Due 2028
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	5.49%		5.49%
Long-term Debt, Gross	$ 92.5		$ 92.5	92.5
4.25% Tax-exempt First Mortgage Bonds Due 2027
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	4.25%		4.25%
Long-term Debt, Gross	$ 100.0		$ 100.0	100.0
4.00% Tax-exempt First Mortgage Bonds Due 2027
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	4.00%		4.00%
Long-term Debt, Gross	$ 40.0		$ 40.0	40.0
4.20% U.S. Government note Due 2061
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 16.6	$ 16.8
Debt Instrument, Interest Rate, Stated Percentage	4.20%		4.20%
Debt Instrument, Fair Value Disclosure	$ 16.5		$ 16.6
Debt [Member]
Debt Instrument [Line Items]
Total long-term debt			$ 1,012.9